Principal Funds, Inc.
Supplement dated June 17, 2016
to the Statutory Prospectus dated December 31, 2015
(as supplemented on March 18, 2016 and May 31, 2016)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

PFI Prospectus [Member] | Capital Securities Fund [Member]
CAPITAL SECURITIES FUND
Delete the first paragraph under Principal Investment Strategies, and replace with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities at the time of purchase. Preferred securities include preferred stock and various types of subordinated debt and convertible securities, including contingent convertible securities (“CoCos”). In particular, the Fund focuses on “capital securities,” which include securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies) for purposes of satisfying their regulatory capital requirements. Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and are junior to all forms of the company’s senior debt, but may have "preference" over common stock in the payment of dividends and the liquidation of a company's assets. All of the preferred securities purchased by the Fund are issued by companies with senior debt rated at the time of purchase BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund may invest up to 100% of its assets in below investment grade (sometimes called “junk”) preferred securities which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the preferred security has been rated by only one of those agencies, that rating will determine whether the preferred security is below investment grade; if the preferred security has not been rated by either of those agencies, the Sub-Advisor will determine whether the preferred security is of a quality comparable to those rated below investment grade), provided that the issuer of such below investment grade preferred securities has senior debt outstanding that is rated at the time of purchase BBB- or higher by S&P or Baa3 or higher by Moody's. The Fund is not managed to a particular maturity or duration.

Under Principal Risks, add the following in alphabetical order:
Contingent Convertible Securities Risk. In addition to the general risks associated with fixed-income securities and convertible securities, the risks of investing in contingent convertible securities (“CoCos”) include the risk that interest payments will be canceled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be written down to a lesser amount, and additional liquidity risks.
Convertible Securities Risk. Convertible securities are securities that are convertible into common stock. Convertible securities are subject to credit and interest rate risks associated with fixed-income securities and to stock market risks associated with equity securities.

PFI Prospectus [Member] | Diversified Real Asset Fund [Member]
DIVERSIFIED REAL ASSET FUND
Under Performance, delete the Average Annual Total Returns table and replace with the following:
In the Performance section, delete the second paragraph under the Average Annual Total Returns table, and replace with the following:
Average Annual Total Returns - PFI Prospectus [Member] - Diversified Real Asset Fund [Member]	Label	1 Year	Since Inception
Barclays US Treasury TIPS Index [Member]	Barclays U.S. Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)	3.64%	4.06%
S&P Global Infrastructure Index	S&P Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)	12.12%	8.43%
S&P Global Natural Resources Index	S&P Global Natural Resources Index (reflects no deduction for fees, expenses, or taxes)	(10.18%)	(1.67%)
Bloomberg Commodity Index	Bloomberg Commodity Index (reflects no deduction for fees, expenses, or taxes)	(17.01%)	(4.85%)
FTSE EPRA/NAREIT Developed Index [Member]	FTSE EPRA/NAREIT Developed Markets Index (reflects no deduction for fees, expenses, or taxes)	15.02%	11.01%
Diversified Real Asset Blended Index	Diversified Real Asset Blended Index (reflects no deduction for fees, expenses, or taxes)	0.22%	3.43%
Diversified Real Asset Fund, Class A [Member]	Class A Return Before Taxes	(1.70%)	5.31%
Diversified Real Asset Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(2.26%)	4.76%
Diversified Real Asset Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.77%)	4.07%
Diversified Real Asset Fund, Class C [Member]	Class C Return Before Taxes	0.39%	5.38%
Diversified Real Asset Fund, Class P [Member]	Class P Return Before Taxes	2.38%	6.43%
Diversified Real Asset Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	2.52%	6.58%
Diversified Real Asset Fund, Class R-6	Class R-6 Return Before Taxes	2.50%	6.57%

Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings of the Diversified Real Asset Blended Index are as follows: 35% Barclays U.S. Treasury TIPS Index, 20% S&P Global Infrastructure Index, 20% S&P Global Natural Resources Index, 15% Bloomberg Commodity Index, and 10% FTSE EPRA/NAREIT Developed Markets Index. The blended index returns reflect the allocation described in the preceding sentence.

PFI Prospectus [Member] | Global Multi-Strategy Fund [Member]
GLOBAL MULTI-STRATEGY FUND
Under Principal Risks, delete the Asset Allocation Risk and replace with the following:
Asset Allocation Risk. A fund’s selection and weighting of asset classes and allocation among sub-advisors may cause it to underperform other funds with a similar investment objective.